Financial liabilities - Additional Information (Detail) € / shares in Units, $ in Thousands, € in Millions						6 Months Ended
	Jan. 25, 2024 EUR (€) € / shares shares	Jan. 24, 2024 USD ($)	Apr. 17, 2023 USD ($) shares	Apr. 17, 2023 USD ($) € / shares shares	Mar. 08, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 EUR (€)	Jan. 24, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Oct. 06, 2023 USD ($)	Aug. 31, 2023 EUR (€)	Jun. 19, 2023 USD ($)	Apr. 17, 2023 EUR (€) shares	Dec. 28, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Disclosure of offsetting of financial liabilities [line items]
Non-current financial liabilities						$ 58,348			$ 49,125
Conditional advances						$ 1,521			1,448
Percentage of debt repayment terms						75.00%	75.00%
Proportion of EIB finance contract to warrant issued						0.30%	0.30%
Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Ordinary shares issued | shares			2,779,188	2,779,188									2,779,188
Financial liabilities at amortised cost | €													€ 20.0
Transaction costs disbursed in cash			$ 300
Fair value of warrants			5,300	$ 5,300
Initial fair value of the loan			$ 16,200	$ 16,200
Effective Interest Rate of Loan			13.40%
Warrants issued | shares			2,779,188
Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Ordinary shares issued | shares	1,460,053
Financial liabilities at amortised cost | €								€ 15.0
Fair value of warrants		$ 3,500
Initial fair value of the loan		$ 12,700
Effective Interest Rate of Loan		11.40%
Warrants issued | shares	1,460,053
Other non-current financial liabilities [member] | Research Tax Credit Financing [Member]
Disclosure of offsetting of financial liabilities [line items]
Non-current financial liabilities						$ 5,700			$ 5,800
Cash | €											€ 5.3				€ 5.5
Other non-current financial liabilities [member] | New York [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings						1,000
State Guaranteed Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Secured Borrowings | €							€ 18.5
Secured borrowings using exchange rates						$ 19,800
Guaranteed borrowing amount, percentage						90.00%
Current liability of loan						$ 5,000
Non current liability of loan						$ 6,100
State Guaranteed Loan [Member] | Bottom of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate						0.31%	0.31%
State Guaranteed Loan [Member] | Top of range [member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate						3.35%	3.35%
Grant and Refundable Advance Agreement [Member]
Disclosure of offsetting of financial liabilities [line items]
Percentage of grant and refundable advance										0.152		0.161
Conditional advances										$ 1,900		$ 900
Advances, term of repayment					3 years
Annual rate of discounting					3.04%
Expected amount of discounting adjustment					$ 600
Refundable advances amount to be repaid					$ 3,400
Cash received as grant						$ 1,400
Grant and Refundable Advance Agreement [Member] | Fair Value [Member]
Disclosure of offsetting of financial liabilities [line items]
Conditional advances						1,400
Cash received in grants						$ 2,800
European Investment Bank Loan [Member]
Disclosure of offsetting of financial liabilities [line items]
Borrowings | €														€ 40.0
Tranche A borrowings | €													€ 20.0	20.0
Tranche B borrowings | €	€ 15.0													15.0
Tranche C borrowings | €														€ 5.0
European Investment Bank Loan [Member] | Tranche A Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate			8.00%	8.00%									8.00%
Percentage of warrants issued			5.00%	5.00%									5.00%
Exercise price | € / shares				$ 1.92
Volume-weighted average price per share, percentage			99.00%
Warrants maturity period			6 years
European Investment Bank Loan [Member] | Tranche B Warrants [Member]
Disclosure of offsetting of financial liabilities [line items]
Interest rate	7.00%
Percentage of warrants issued	2.00%
Exercise price | € / shares	€ 2.53
Volume-weighted average price per share, percentage	99.00%		99.00%
Warrants maturity period	6 years